13001741

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

April 10, 2013

Received SEC
APR 10 2013
Washington, DC 20549
CERT NYS
File No. 001-35731

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on March 12, 2013 the NYSE MKT LLC (the "Exchange") received from InspireMD, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.0001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.